Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a) 8.6%
Building & Development 0.4%
$984,679	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/25/2023	$962,031
Cable & Satellite Television 0.4%
1,015,231	Altice France S.A., Term Loan B13, (1M USD LIBOR + 4.00%), 5.68%, due 8/14/2026	1,013,332
Chemicals & Plastics 0.4%
	Solenis Holdings LLC
698,763	First Lien Term Loan, (3M USD LIBOR + 4.00%), 5.91%, due 6/26/2025	693,306	(b)(c)
390,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), due 6/26/2026	371,475	(b)(c)
		1,064,781
Containers & Glass Products 0.2%
557,848	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.08%, due 4/3/2024	553,201
Cosmetics - Toiletries 0.2%
407,573	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.25%), 6.19%, due 10/1/2026	409,044
Diversified Insurance 0.3%
861,277	Sedgwick Claims Management Services, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 12/31/2025	860,966
Health Care 0.6%
807,598	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/6/2024	644,060
	Tivity Health Inc.
214,500	Term Loan A, (1M USD LIBOR + 4.25%), 5.90%, due 3/8/2024	214,500
682,048	Term Loan B, (1M USD LIBOR + 5.25%), 6.90%, due 3/6/2026	682,048
		1,540,608
Industrial Equipment 0.3%
693,263	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 7.21%, due 9/30/2026	692,396	(d)
Leisure Goods - Activities - Movies 1.3%
3,115,349	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 4.65%, due 3/31/2024	3,118,465
Oil & Gas 1.3%
1,320,690	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 6/24/2024	1,204,469
1,351,656	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.66%, due 5/21/2025	1,161,073
900,475	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 5/22/2026	877,405
		3,242,947
Retailers (except food & drug) 1.7%
1,938,811	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/25/2024	1,929,932
2,442,823	Staples, Inc., Term Loan, (1M USD LIBOR + 5.00%), 6.78%, due 4/16/2026	2,396,409
		4,326,341
Telecommunications 1.0%
1,835,587	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%), 5.40%, due 6/15/2024	1,850,877

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

$555,000	Intelsat Jackson Holdings S.A., Term Loan B3, (6M USD LIBOR + 3.75%), 5.68%, due 11/27/2023	$552,575
		2,403,452
Utilities 0.5%
1,209,010	Granite Generation LLC, Term Loan B, (3M USD LIBOR + 3.75%), 5.44%, due 11/9/2026	1,208,502	(e)
	Total Loan Assignments (Cost $21,615,569)	21,396,066
Corporate Bonds 138.8%
Advertising 1.2%
1,490,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	1,516,254	(f)
1,585,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, due 4/15/2022	1,592,925	(f)
		3,109,179
Aerospace & Defense 4.5%
	Bombardier, Inc.
1,035,000	8.75%, due 12/1/2021	1,107,450	(f)
560,000	5.75%, due 3/15/2022	558,600	(f)
280,000	6.00%, due 10/15/2022	274,400	(f)
360,000	7.88%, due 4/15/2027	341,082	(f)
	TransDigm, Inc.
1,950,000	6.25%, due 3/15/2026	2,103,075	(f)
1,690,000	6.38%, due 6/15/2026	1,780,838
2,710,000	7.50%, due 3/15/2027	2,967,450
2,050,000	5.50%, due 11/15/2027	2,062,607	(f)
		11,195,502
Auto Parts & Equipment 0.4%
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
350,000	6.25%, due 5/15/2026	375,411	(f)
500,000	8.50%, due 5/15/2027	537,500	(f)
		912,911
Automakers 0.1%
295,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	298,688	(f)(g)
Brokerage 1.0%
2,375,000	LPL Holdings, Inc., 5.75%, due 9/15/2025	2,475,938	(f)
Building & Construction 0.9%
1,245,000	Taylor Morrison Communities, Inc., 5.75%, due 1/15/2028	1,363,275	(f)
775,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	837,000	(f)
		2,200,275
Building Materials 4.3%
2,775,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	2,760,292	(f)
1,005,000	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	1,032,507	(f)
	Jeld-Wen, Inc.
600,000	4.63%, due 12/15/2025	612,000	(f)
2,605,000	4.88%, due 12/15/2027	2,696,175	(f)
	Masonite Int'l Corp.
540,000	5.75%, due 9/15/2026	572,400	(f)
2,940,000	5.38%, due 2/1/2028	3,094,497	(f)
		10,767,871

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

Cable & Satellite Television 8.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$1,210,000	5.25%, due 9/30/2022	$1,222,330
2,945,000	5.75%, due 2/15/2026	3,090,306	(f)
2,595,000	5.00%, due 2/1/2028	2,717,977	(f)
	CSC Holdings LLC
200,000	5.38%, due 7/15/2023	204,260	(f)
890,000	6.63%, due 10/15/2025	939,618	(f)
1,490,000	5.50%, due 5/15/2026	1,561,080	(f)
785,000	5.50%, due 4/15/2027	833,081	(f)
560,000	7.50%, due 4/1/2028	637,112	(f)
705,000	6.50%, due 2/1/2029	787,838	(f)
2,660,000	5.75%, due 1/15/2030	2,859,553	(f)
	DISH DBS Corp.
1,245,000	5.88%, due 11/15/2024	1,259,853
780,000	7.75%, due 7/1/2026	819,000
1,575,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 2/15/2025	1,590,750	(f)
1,945,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	2,039,858	(f)
		20,562,616
Chemicals 2.3%
950,000	Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, due 2/1/2025	970,187	(f)
1,195,000	CF Industries, Inc., 5.38%, due 3/15/2044	1,344,136
2,055,000	Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, due 10/1/2026	2,132,062	(f)
185,000	Tronox Finance PLC, 5.75%, due 10/1/2025	182,688	(f)
1,260,000	Tronox, Inc., 6.50%, due 4/15/2026	1,253,700	(f)
		5,882,773
Consumer - Commercial Lease Financing 1.0%
1,365,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,518,562	(f)(h)
995,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	1,017,935	(f)(i)
		2,536,497
Diversified Capital Goods 0.3%
785,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	771,223	(f)
Electric - Generation 5.8%
	Calpine Corp.
3,915,000	5.75%, due 1/15/2025	4,024,698	(j)
1,205,000	5.13%, due 3/15/2028	1,198,975	(f)
	NRG Energy, Inc.
1,595,000	7.25%, due 5/15/2026	1,726,620
2,210,000	6.63%, due 1/15/2027	2,375,750
	Vistra Operations Co. LLC
1,185,000	5.63%, due 2/15/2027	1,232,400	(f)
3,860,000	5.00%, due 7/31/2027	3,961,518	(f)
		14,519,961
Electric - Integrated 1.9%
	Talen Energy Supply LLC
1,150,000	10.50%, due 1/15/2026	1,020,027	(f)
1,415,000	7.25%, due 5/15/2027	1,450,375	(f)
2,220,000	6.63%, due 1/15/2028	2,220,000	(f)
		4,690,402
Electronics 1.7%
3,015,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	3,275,044	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

$756,000	Nokia Oyj, 6.63%, due 5/15/2039	$918,540
		4,193,584
Energy - Exploration & Production 6.4%
2,280,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	1,618,800	(f)
620,000	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	406,100	(f)
1,815,000	Centennial Resource Production LLC, 6.88%, due 4/1/2027	1,795,716	(f)
2,230,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	2,249,780	(f)
1,475,000	Extraction Oil & Gas, Inc., 5.63%, due 2/1/2026	722,750	(f)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
590,000	5.75%, due 10/1/2025	533,460	(f)
570,000	6.25%, due 11/1/2028	507,300	(f)
2,315,000	Matador Resources Co., 5.88%, due 9/15/2026	2,265,922
1,670,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,611,968
	Range Resources Corp.
1,045,000	5.00%, due 3/15/2023	898,700
1,080,000	4.88%, due 5/15/2025	839,700
760,000	SM Energy Co., 6.63%, due 1/15/2027	687,800
1,785,000	WPX Energy, Inc., 5.75%, due 6/1/2026	1,869,787
		16,007,783
Food - Wholesale 1.7%
1,760,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,852,400	(f)
	Post Holdings, Inc.
1,045,000	5.50%, due 3/1/2025	1,082,442	(f)
530,000	5.75%, due 3/1/2027	559,150	(f)
615,000	5.63%, due 1/15/2028	650,363	(f)
		4,144,355
Forestry & Paper 0.5%
1,165,000	Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, due 1/15/2026	1,242,787	(f)
Gaming 3.6%
1,160,000	Boyd Gaming Corp., 6.38%, due 4/1/2026	1,233,370
1,190,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	1,207,731	(f)
368,000	Everi Payments, Inc., 7.50%, due 12/15/2025	392,840	(f)
	Scientific Games Int'l, Inc.
1,620,000	7.00%, due 5/15/2028	1,708,087	(f)
1,165,000	7.25%, due 11/15/2029	1,249,463	(f)
255,000	Twin River Worldwide Holdings, Inc., 6.75%, due 6/1/2027	269,025	(f)
2,735,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	2,851,237	(f)
		8,911,753
Gas Distribution 8.0%
1,185,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	1,049,317
	Buckeye Partners L.P.
1,680,000	3.95%, due 12/1/2026	1,667,011
3,285,000	4.13%, due 12/1/2027	3,242,304
605,000	5.85%, due 11/15/2043	563,221
10,000	Cheniere Energy Partners L.P., 5.25%, due 10/1/2025	10,300
1,215,000	DCP Midstream LLC, 5.85%, due 5/21/2043	1,139,062	(f)(h)
715,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	695,337

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

	Genesis Energy L.P./Genesis Energy Finance Corp.
$165,000	6.50%, due 10/1/2025	$161,700
285,000	6.25%, due 5/15/2026	272,141
625,000	Global Partners L.P./GLP Finance Corp., 7.00%, due 8/1/2027	670,313	(f)
	NuStar Logistics L.P.
460,000	6.00%, due 6/1/2026	484,012
570,000	5.63%, due 4/28/2027	587,100
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
260,000	5.50%, due 8/15/2022	228,638
3,065,000	5.75%, due 4/15/2025	2,357,506
1,355,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, due 1/15/2028	1,355,000	(f)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
600,000	4.25%, due 11/15/2023	604,998
844,000	6.75%, due 3/15/2024	871,362
685,000	5.13%, due 2/1/2025	705,550
176,000	5.38%, due 2/1/2027	182,600
515,000	6.50%, due 7/15/2027	561,350
2,420,000	5.50%, due 3/1/2030	2,495,867	(f)
		19,904,689
Health Facilities 4.3%
	CHS/Community Health Systems, Inc.
420,000	8.13%, due 6/30/2024	377,366	(f)
545,000	6.63%, due 2/15/2025	550,548	(f)(g)
2,040,000	Columbia/HCA Corp., 7.50%, due 11/15/2095	2,509,200
1,215,000	MEDNAX, Inc., 6.25%, due 1/15/2027	1,237,781	(f)
1,920,000	Select Medical Corp., 6.25%, due 8/15/2026	2,071,354	(f)
	Tenet Healthcare Corp.
1,705,000	8.13%, due 4/1/2022	1,862,781
1,610,000	6.75%, due 6/15/2023	1,750,875
450,000	THC Escrow Corp., 7.00%, due 8/1/2025	466,123
		10,826,028
Health Services 3.2%
1,875,000	Eagle Holding Co. II LLC, 7.75% Cash/8.50% PIK, due 5/15/2022	1,893,750	(f)(i)
1,465,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	883,395	(f)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
598,000	6.63%, due 5/15/2022	595,757	(f)
1,190,000	7.25%, due 2/1/2028	1,210,980	(f)
435,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	255,575	(f)
720,000	Vizient, Inc., 6.25%, due 5/15/2027	776,092	(f)
2,475,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	2,437,875	(f)
		8,053,424
Insurance Brokerage 4.6%
945,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	994,613	(f)
405,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	442,120	(f)
1,845,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	1,877,287	(f)
3,115,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	3,301,900	(f)
4,840,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	4,984,958	(f)
		11,600,878
Machinery 2.0%
	CFX Escrow Corp.
440,000	6.00%, due 2/15/2024	463,241	(f)
480,000	6.38%, due 2/15/2026	515,400	(f)
435,000	Granite U.S. Holdings Acquisition Co., 11.00%, due 10/1/2027	455,663	(f)
835,000	Harsco Corp., 5.75%, due 7/31/2027	853,787	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

$2,525,000	Terex Corp., 5.63%, due 2/1/2025	$2,600,750	(f)(j)
		4,888,841
Managed Care 1.4%
3,090,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	2,993,036	(f)
555,000	Polaris Intermediate Corp., 8.50% Cash/9.25% PIK, due 12/1/2022	517,815	(f)(i)
		3,510,851
Media Content 9.0%
1,130,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	1,187,912	(f)
1,555,000	Gray Television, Inc., 7.00%, due 5/15/2027	1,693,084	(f)
	iHeartCommunications, Inc.
865,000	6.38%, due 5/1/2026	934,200
1,485,000	8.38%, due 5/1/2027	1,614,923
550,000	5.25%, due 8/15/2027	573,375	(f)
	Netflix, Inc.
970,000	5.88%, due 11/15/2028	1,092,365	(j)
3,225,000	6.38%, due 5/15/2029	3,757,125
1,125,000	5.38%, due 11/15/2029	1,224,495	(f)
2,860,000	Nexstar Escrow, Inc., 5.63%, due 7/15/2027	3,013,868	(f)
	Sirius XM Radio, Inc.
2,065,000	5.38%, due 7/15/2026	2,178,121	(f)
2,625,000	5.00%, due 8/1/2027	2,756,250	(f)
2,345,000	5.50%, due 7/1/2029	2,523,572	(f)
		22,549,290
Medical Products 0.5%
1,135,000	Avantor, Inc., 9.00%, due 10/1/2025	1,254,402	(f)
Metals - Mining Excluding Steel 5.0%
786,000	Constellium NV, 6.63%, due 3/1/2025	810,563	(f)
575,000	First Quantum Minerals Ltd., 7.25%, due 4/1/2023	569,609	(f)
	Freeport-McMoRan, Inc.
1,460,000	3.55%, due 3/1/2022	1,476,425
1,745,000	5.00%, due 9/1/2027	1,808,256
290,000	5.25%, due 9/1/2029	307,400
105,000	5.40%, due 11/14/2034	107,888
1,235,000	5.45%, due 3/15/2043	1,259,700
1,237,000	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	1,258,647	(f)
	Novelis Corp.
1,960,000	5.88%, due 9/30/2026	2,077,600	(f)
2,775,000	4.75%, due 1/30/2030	2,780,203	(f)
		12,456,291
Oil Field Equipment & Services 2.4%
755,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	776,706	(f)
	Nabors Industries Ltd.
720,000	7.25%, due 1/15/2026	720,900	(f)
395,000	7.50%, due 1/15/2028	391,050	(f)
	Precision Drilling Corp.
995,000	7.75%, due 12/15/2023	979,249
1,815,000	5.25%, due 11/15/2024	1,620,650
565,000	Transocean, Inc., 8.00%, due 2/1/2027	525,902	(f)
787,500	Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	834,750	(f)
249,200	Transocean Pontus Ltd., 6.13%, due 8/1/2025	256,676	(f)
		6,105,883
Packaging 2.5%
1,459,000	ARD Finance SA, 6.50% Cash/7.25% PIK, due 6/30/2027	1,504,594	(f)(i)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

$1,095,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	$1,162,069	(f)
555,000	Berry Global, Inc., 4.50%, due 2/15/2026	562,631	(f)
	BWAY Holding Co.
545,000	5.50%, due 4/15/2024	561,606	(f)
1,240,000	7.25%, due 4/15/2025	1,233,800	(f)
1,190,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,207,850	(f)
		6,232,550
Personal & Household Products 2.9%
	Energizer Holdings, Inc.
2,955,000	6.38%, due 7/15/2026	3,147,222	(f)
2,265,000	7.75%, due 1/15/2027	2,497,276	(f)
360,000	Energizer SpinCo, Inc., 5.50%, due 6/15/2025	371,700	(f)
1,140,000	Spectrum Brands, Inc., 5.75%, due 7/15/2025	1,184,175
		7,200,373
Pharmaceuticals 1.3%
365,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	412,906	(f)
205,000	Bausch Health Cos., Inc., 5.75%, due 8/15/2027	219,330	(f)
316,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 7/15/2023	241,740	(f)
	Valeant Pharmaceuticals Int'l, Inc.
43,000	5.50%, due 3/1/2023	43,108	(f)
920,000	6.13%, due 4/15/2025	946,330	(f)
1,265,000	5.50%, due 11/1/2025	1,310,325	(f)
		3,173,739
Real Estate Development & Management 1.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
1,715,000	4.88%, due 6/1/2023	1,702,138	(f)
1,695,000	9.38%, due 4/1/2027	1,758,308	(f)
		3,460,446
Real Estate Investment Trusts 0.7%
	MPT Operating Partnership L.P./MPT Finance Corp.
1,175,000	6.38%, due 3/1/2024	1,212,929
535,000	5.25%, due 8/1/2026	561,081
		1,774,010
Recreation & Travel 2.5%
1,545,000	Cedar Fair L.P., 5.25%, due 7/15/2029	1,629,975	(f)
465,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/2027	492,484
3,935,000	Motion Bondco DAC, 6.63%, due 11/15/2027	4,180,937	(f)
		6,303,396
Restaurants 1.0%
1,335,000	1011778 BC ULC/New Red Finance, Inc., 5.00%, due 10/15/2025	1,375,971	(f)
1,185,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/2026	1,241,288	(f)
		2,617,259
Software - Services 4.2%
115,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	126,500	(f)
1,180,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	1,244,900	(f)
	Presidio Holdings, Inc.
445,000	4.88%, due 2/1/2027	444,933	(f)
1,275,000	8.25%, due 2/1/2028	1,310,063	(f)
3,615,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	3,578,850	(f)
1,730,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	1,829,406	(f)
1,815,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	1,919,907	(f)
		10,454,559

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

Specialty Retail 2.1%
$3,015,000	L Brands, Inc., 5.25%, due 2/1/2028	$2,992,387
	Penske Automotive Group, Inc.
600,000	5.38%, due 12/1/2024	615,750
1,695,000	5.50%, due 5/15/2026	1,754,410
		5,362,547
Steel Producers - Products 0.7%
1,699,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	1,784,307	(f)
Support - Services 18.0%
2,410,000	ADT Corp., 4.88%, due 7/15/2032	2,240,818	(f)
	APX Group, Inc.
235,000	7.88%, due 12/1/2022	239,994
475,000	7.63%, due 9/1/2023	464,313
1,020,000	ASGN, Inc., 4.63%, due 5/15/2028	1,047,540	(f)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2,160,000	5.25%, due 3/15/2025	2,203,200	(f)
1,375,000	5.75%, due 7/15/2027	1,430,000	(f)
910,000	frontdoor, Inc., 6.75%, due 8/15/2026	994,771	(f)
2,380,000	Garda World Security Corp., 8.75%, due 5/15/2025	2,487,100	(f)
555,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	592,463	(f)
	Hertz Corp.
1,100,000	5.50%, due 10/15/2024	1,116,038	(f)
1,840,000	7.13%, due 8/1/2026	1,952,700	(f)
2,410,000	6.00%, due 1/15/2028	2,431,087	(f)
1,035,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	1,098,290	(f)
690,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/2026	717,600	(f)
	Iron Mountain, Inc.
905,000	4.88%, due 9/15/2027	932,150	(f)
4,150,000	5.25%, due 3/15/2028	4,336,750	(f)
2,785,000	4.88%, due 9/15/2029	2,840,978	(f)
3,845,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	3,944,316	(f)
700,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	702,695	(f)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
1,011,000	9.25%, due 5/15/2023	1,059,023	(f)
4,725,000	5.75%, due 4/15/2026	4,984,875	(f)
1,485,000	6.25%, due 1/15/2028	1,471,078	(f)
	Staples, Inc.
3,290,000	7.50%, due 4/15/2026	3,370,276	(f)
740,000	10.75%, due 4/15/2027	752,062	(f)
1,500,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	1,556,250	(f)
		44,966,367
Technology Hardware & Equipment 3.7%
	CommScope Finance LLC
460,000	6.00%, due 3/1/2026	482,426	(f)
1,140,000	8.25%, due 3/1/2027	1,171,350	(f)
	CommScope Technologies LLC
2,053,000	6.00%, due 6/15/2025	1,959,342	(f)
2,190,000	5.00%, due 3/15/2027	1,987,425	(f)
3,445,000	Western Digital Corp., 4.75%, due 2/15/2026	3,677,538
		9,278,081
Telecom - Satellite 1.4%
1,140,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, due 10/1/2026	1,206,975	(f)
2,530,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/2023	2,068,275
625,000	Intelsat Luxembourg SA, 8.13%, due 6/1/2023	253,125
		3,528,375
Telecom - Wireless 2.9%
280,000	Sprint Capital Corp., 8.75%, due 3/15/2032	310,100

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE

	Sprint Corp.
$1,300,000	7.88%, due 9/15/2023	$1,381,107
4,370,000	7.13%, due 6/15/2024	4,513,554
975,000	7.63%, due 3/1/2026	1,017,559
		7,222,320
Telecom - Wireline Integrated & Services 7.3%
	Altice France SA
2,580,000	8.13%, due 2/1/2027	2,883,150	(f)
890,000	5.50%, due 1/15/2028	906,131	(f)
	Altice Luxembourg SA
200,000	7.63%, due 2/15/2025	207,940	(f)
355,000	10.50%, due 5/15/2027	410,487	(f)
4,225,000	Frontier Communications Corp., 8.00%, due 4/1/2027	4,410,055	(f)
3,605,000	Numericable-SFR SA, 7.38%, due 5/1/2026	3,834,999	(f)
	Ypso Finance Bis SA
1,745,000	6.00%, due 2/15/2028	1,745,088	(f)(g)(k)
735,000	6.00%, due 2/15/2028	726,731	(f)(g)
	Zayo Group LLC/Zayo Capital, Inc.
785,000	6.00%, due 4/1/2023	801,681
665,000	6.38%, due 5/15/2025	679,630
1,515,000	5.75%, due 1/15/2027	1,547,042	(f)
		18,152,934
	Total Corporate Bonds (Cost $340,319,736)	347,085,938
NUMBER OF SHARES
Short-Term Investments 1.4%
Investment Companies 1.4%
3,396,028	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(l) (Cost $3,396,028)	3,396,028	(j)
	Total Investments 148.8% (Cost $365,331,333)	371,878,032
	Liabilities Less Other Assets (34.8)%	(86,881,623	)(m)
	Liquidation Value of Mandatory Redeemable Preferred Shares (14.0)%	(35,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$249,996,409

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.
(f)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $259,227,777, which represents 103.7% of net assets applicable to common stockholders of the Fund.
(g)	When-issued security. Total value of all such securities at January 31, 2020 amounted to $3,321,055, which represents 1.3% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2020

(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Payment-in-kind (PIK) security.
(j)	All or a portion of this security is segregated in connection with obligations for swap contracts, when-issued securities and/or delayed delivery securities with a total value of $8,869,877.
(k)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Directors. Total value of all such securities at January 31, 2020 amounted to $1,745,088, which represents 0.7% of net assets applicable to common stockholders of the Fund.
(l)	Represents 7-day effective yield as of January 31, 2020.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At January 31, 2020, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps
Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD 25,000,000	Receive	3M LIBOR	1.14%	3M/6M	6/17/2021	$116,610	$25,383	$141,993
CME	USD 20,000,000	Receive	3M LIBOR	0.99%	3M/6M	6/29/2021	136,420	18,824	155,244
Total							$253,030	$44,207	$297,237

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Industrial Equipment	$—	$—	$692,396	$692,396
Other Loan Assignments(a)	—	20,703,670	—	20,703,670
Total Loan Assignments	—	20,703,670	692,396	21,396,066
Corporate Bonds(a)	—	347,085,938	—	347,085,938
Short-Term Investments	—	3,396,028	—	3,396,028
Total Investments	$—	$371,185,636	$692,396	$371,878,032

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in Securities:
Loan Assignments(c)
Industrial Equipment	$656,775	$510	$51	$36,797	$—	$(1,737)	$—	$—	$692,396	$36,797
Health Care	682,048	—	—	—	—	—	—	(682,048)	—	—
Total	$1,338,823	$510	$51	$36,797	$—	$(1,737)	$—	$(682,048)	$692,396	$36,797

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$297,237	$—	$297,237
Total	$—	$297,237	$—	$297,237

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2020

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: ”Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Legend

Benchmarks
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
USD = United States Dollar

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
1M = 1 Month
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.